Shareholders' equity - Shares Issued (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in number of shares outstanding [abstract]
Shares in issue at start of period	36,044,706	32,292,648	29,146,992
Issued in relation to June 2021 IPO			3,000,000
Issued in relation to creation of treasury shares in August 2022		3,500,000
Issued in relation to vesting of PSU, RSU and options	309,591	252,058	145,656
Shares in issue at end of period	36,354,297	36,044,706	32,292,648